UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

Marriott Ownership Resorts, Inc.

(Exact name of securitizer as specified in its charter)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒

Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period April 1, 2021 to June 30, 2021

Date of Report (Date of earliest event reported): August 5, 2021

Commission File Number of securitizer:  025-00523

Central Index Key Number of securitizer: 0001541356

James H Hunter, IV, Executive Vice President and General Counsel (407) 513-6895

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga 1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga 1(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga 1(c)(2)(ii) ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2) Central Index Key Number of depositor: (Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

Item 1.02. Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), Marriott Ownership Resorts, Inc., as securitizer, has indicated by check mark that there is no activity to report for the calendar quarter ending June 30, 2021 in respect of any asset-backed securities sponsored by it and outstanding during the reporting period, all of which were privately issued by the following: (i) MVW Owner Trust 2014-1; (ii) MVW Owner Trust 2015-1; (iii) MVW Owner Trust 2016-1; (iv) MVW Owner Trust 2017-1; (v) MVW Owner Trust 2018-1; (vi) MVW 2019-1 LLC; (vii) MVW 2019-2 LLC; (viii) MVW Warehouse I LLC; (ix) Vacanza 2019-A LLC; (x) MVW 2020-1 LLC; and (xi) MVW 2021-1W LLC.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: August 5, 2021

MARRIOTT OWNERSHIP RESORTS, INC.
(Securitizer)

By:	/s/ Joseph J. Bramuchi
	Name:	Joseph J. Bramuchi
	Title:	Vice President